Revenues	6 Months Ended
Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
Note 2: Revenues
Revenues by type and geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 3).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Three months ended June 30,	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

Recurring	656	626	322	298	167	152	152	149	-	-	(6)	(6)	1,291	1,219
Transactions	44	47	51	48	50	47	36	24	-	-	-	-	181	166
Global Print	-	-	-	-	-	-	-	-	142	147	-	-	142	147
Total	700	673	373	346	217	199	188	173	142	147	(6)	(6)	1,614	1,532

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Six months ended June 30,	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Recurring	1,309	1,247	638	591	349	314	307	298	-	-	(12)	(11)	2,591	2,439
Transactions	89	94	146	137	121	112	57	40	-	-	-	-	413	383
Global Print	-	-	-	-	-	-	-	-	284	290	-	-	284	290
Total	1,398	1,341	784	728	470	426	364	338	284	290	(12)	(11)	3,288	3,112

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Three months ended June 30,	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

U.S.	558	532	305	285	169	153	28	26	102	104	(6)	(6)	1,156	1,094
Canada (country of domicile)	17	15	2	3	12	11	1	1	19	19	-	-	51	49
Other	8	6	16	11	26	23	2	2	4	5	-	-	56	47
Americas (North America, Latin America, South America)	583	553	323	299	207	187	31	29	125	128	(6)	(6)	1,263	1,190

U.K.	65	69	28	27	6	7	119	103	8	9	-	-	226	215
Other	16	17	12	11	-	-	24	28	3	4	-	-	55	60
EMEA (Europe, Middle East and Africa)	81	86	40	38	6	7	143	131	11	13	-	-	281	275
Asia Pacific	36	34	10	9	4	5	14	13	6	6	-	-	70	67
Total	700	673	373	346	217	199	188	173	142	147	(6)	(6)	1,614	1,532

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Six months ended June 30,	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
U.S.	1,115	1,058	650	606	375	342	58	80	205	205	(12)	(11)	2,391	2,280
Canada (country of domicile)	34	31	4	5	22	21	2	2	36	36	-	-	98	95
Other	16	11	30	23	56	44	4	4	8	9	-	-	114	91
Americas (North America, Latin America, South America)	1,165	1,100	684	634	453	407	64	86	249	250	(12)	(11)	2,603	2,466

U.K.	131	137	55	53	10	11	221	169	16	18	-	-	433	388
Other	32	34	26	23	-	-	51	55	6	8	-	-	115	120
EMEA (Europe, Middle East and Africa)	163	171	81	76	10	11	272	224	22	26	-	-	548	508
Asia Pacific	70	70	19	18	7	8	28	28	13	14	-	-	137	138
Total	1,398	1,341	784	728	470	426	364	338	284	290	(12)	(11)	3,288	3,112